UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.21%

Chemical Manufacturing - 14.84%
Agrium, Inc. (a)	1,567	148,990
Albemarle Corp.	1,452	83,577
Celanese Corp Del	2,079	86,175
CF Industries Holdings, Inc.	908	128,282
Dow Chemical Co.	2,317	86,100
EI du Pont de Nemours & Co.	2,064	113,252
LyondellBasell Industries NV (a)(b)	2,343	89,221
Mosaic Co.	1,086	93,233
Syngenta AG - ADR	408	27,467
		856,297
Crop Production - 2.48%
Cosan Ltd. (a)	10,419	143,365

Fabricated Metal Product Manufacturing - 0.99%
Cameron International Corp. (b)	969	57,297

Machinery Manufacturing - 7.40%
Caterpillar, Inc.	1,184	121,869
FMC Technologies, Inc. (b)	752	70,726
Joy Global, Inc.	1,205	117,343
National Oilwell Varco, Inc.	1,475	117,365
		427,303
Management of Companies and Enterprises - 2.04%
Foster Wheeler AG (a)(b)	3,259	117,845

Merchant Wholesalers, Nondurable Goods - 3.11%
Andersons, Inc.	3,742	179,766

Mining (except Oil and Gas) - 27.16%
Cliffs Natural Resources, Inc.	2,221	215,592
Consol Energy, Inc.	1,750	88,743
Freeport-McMoRan Copper & Gold, Inc.	1,330	70,424
Great Basin Gold Ltd. (a)(b)	55,075	145,398
Mechel - ADR	2,140	65,120
Patriot Coal Corp. (b)	3,913	92,347
Potash Corp. of Saskatchewan, Inc. (a)	2,214	136,382
Quadra FNX Mining Ltd. (a)(b)	6,350	92,941
Teck Resources Ltd. (a)	3,022	167,479
Vale SA - ADR	6,846	234,339
Xstrata PLC - ADR	24,853	113,827
Yanzhou Coal Mining Co., Ltd. - ADR	4,844	145,319
		1,567,911
Miscellaneous Store Retailers - 1.84%
Ashland, Inc.	1,887	106,238

Oil and Gas Extraction - 20.72%
Apache Corp.	1,492	185,934
Hess Corp.	1,426	124,105
Lukoil OAO - ADR	2,106	149,926
Newfield Exploration Co. (b)	751	54,665
Occidental Petroleum Corp.	1,192	121,548
Repsol YPF SA - ADR	3,839	129,182
Southwestern Energy Co. (b)	2,864	113,071
Total SA - ADR	1,877	115,060
Ultra Petroleum Corp. (a)(b)	2,372	107,570
Walter Energy, Inc.	785	94,993
		1,196,054
Primary Metal Manufacturing - 2.60%
POSCO - ADR	670	69,064
Tenaris SA - ADR	1,784	80,958
		150,022
Professional, Scientific, and Technical Services - 2.03%
McDermott International, Inc. (a)(b)	5,117	117,435

Support Activities for Mining - 6.66%
Noble Corp. (a)	3,262	145,844
Schlumberger Ltd. (a)	2,552	238,408
		384,252
Water Transportation - 4.34%
DryShips, Inc. (a)(b)	23,007	112,965
General Maritime Corp. (a)	23,085	64,638
Navios Maritime Holdings, Inc. (a)	12,848	72,848
		250,451
TOTAL COMMON STOCKS (Cost $4,520,159)		5,554,236

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.45%
Money Market Fund - 3.45%
AIM STIT-Treasury Portfolio	39,799	39,799
Fidelity Institutional Government Portfolio	39,799	39,799
Fidelity Institutional Money Market Portfolio	39,799	39,799
First American Government Obligations Fund	39,799	39,799
First American Treasury Obligations Fund	39,800	39,800
TOTAL SHORT TERM INVESTMENTS (Cost $198,996)		198,996

Total Investments (Cost $4,719,155) - 99.66%		5,753,232
Other Assets in Excess of Liabilities - 0.34%		19,544
TOTAL NET ASSETS - 100.00%		$ 5,772,776

ADR	American Depository Receipt
(a)	Foreign Issued Security
(b)	Non-income producing security.

	Abbreviations:
	ADR - American Depositary Receipt.
	AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
	OAO - Denotes a Russian unlimited joint-stock company.
	PLC - Public Limited Company.
	SA - Generally designates corporations in various countries, mostly those employing the civil law.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

	Cost of investments	$4,719,155
	Gross unrealized appreciation	1,110,494
	Gross unrealized depreciation	(76,417)
	Net unrealized appreciation	$1,034,077

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Total Common Stock*	5,554,236			5,554,236

Short-Term Investments	198,996	-	-	198,996

Total Investments in Securities	$5,753,232	$-	$-	$5,753,232

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011